                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [ ]; Amendment Number: ____
    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           Honeywell International Inc.
Address:        P.O. Box 1219
                101 Columbia Road
                Morristown, New Jersey  07960
Form 13F File Number: 28-1879

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Edward T. Tokar
Title: Vice President - Investments of Honeywell International Inc. Phone (973) 455-5681
Signature, Place, and Date of Signing:

/s/Edward T. Tokar Morris Township, New Jersey November 4, 2002
------------------
Edward T. Tokar

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                  Name
NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            1

Form 13F Information Table Entry Total:      71

Form 13F Information Table Value Total:   $16,477,596
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number      Name
1.         28-7176                   Allied Capital Management LLC

                                   13F REPORT
                               SEPTEMBER 30, 2002
            NAME OF REPORTING MANAGER: HONEYWELL INTERNATIONAL, INC.

COLUMN 1                           COLUMN 2     COLUMN 3        COLUMN 4       COLUMN 5
                                   TITLE OF      CUSIP           VALUE          SHRS OR
NAME OF ISSUER                      CLASS        NUMBER         (x$1000)        PRN AMT      SH/PRN    PUT/CALL
------------------------------------------------------------------------- ---------------- ----------------------
ALBERTSONS INC                       COM        013104104         5779          239,200        SH        N/A
ALLEGHENY ENERGY INC                 COM        017361106         3603          275,000        SH        N/A
AMERICAN GREETINGS CORP              COM        026375105         4693          291,500        SH        N/A
APOGEE ENTERPRISES INC               COM        037598109            1              100        SH        N/A
BANK OF AMERICA                      COM        060505104         6635          104,000        SH        N/A
BARD CR                              COM        067383109         6763          123,800        SH        N/A
BECTON DICKINSON                     COM        075887109         5439          191,500        SH        N/A
BRISTOL MYERS SQUIBB                 COM        110122108         4810          202,100        SH        N/A
CAREMARK RX INC                      COM        141705103         5780          340,000        SH        N/A
CHEVRONTEXACO CORP                   COM        166764100         5194           75,000        SH        N/A
CIGNA CORP                           COM        125509109         4953           70,000        SH        N/A
COCA COLA ENTERPRISES                COM        191219104         7251          341,400        SH        N/A
CONAGRA FOODS                        COM        205887102         7157          288,000        SH        N/A
CONOCOPHILIPS                        COM        20825C104         4561           98,637        SH        N/A
CONSTELLATION BRANDS INC             COM        21036P108         5879          254,500        SH        N/A
CONSTELLATION ENERGY GRP             COM        210371100         5578          225,000        SH        N/A
COUNTRYWIDE CR INDS INC              COM        222372104         6049          128,300        SH        N/A
DANA CORP                            COM        235811106         5551          424,400        SH        N/A
DEAN FOODS                           COM        242370104         7359          185,000        SH        N/A
DOLLAR TREE STORES INC               COM        256747106         1197           54,300        SH        N/A
EASTMAN KODAK                        COM        277461109         3814          140,000        SH        N/A
EL PASO CORP                         COM        28336L109         3391          410,000        SH        N/A
FISHER SCIENTIFIC INTL INC           COM        338032204         6747          222,300        SH        N/A
GALLAGHER ARTHUR J & CO              COM        363576109         5859          237,700        SH        N/A
GENERAL MOTORS                       COM        370442105         3307           85,000        SH        N/A
GEORGIA PACIFIC CORP                 COM        373298108         3502          267,500        SH        N/A
GOODRICH CORP                        COM        382388106         3398          180,000        SH        N/A
HCA-HEALTHCARE CO                    COM        404119109         7142          150,000        SH        N/A
HERCULES INC                         COM        427056106         2977          323,200        SH        N/A
HEWLETT-PACKARD CO                   COM        428236103         5158          442,000        SH        N/A
HONEYWELL INTL INC                   COM        438516106        45573        2,104,000        SH        N/A


COLUMN 1                              COLUMN 6    COLUMN 7       COLUMN 8
                                     INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                       DISCRETION   MANAGERS   SOLE        SHARED  NONE
----------------------------------- ----------------------- ------------ ------------
ALBERTSONS INC                        DEFINED        1          239,200
ALLEGHENY ENERGY INC                  DEFINED        1          275,000
AMERICAN GREETINGS CORP               DEFINED        1          291,500
APOGEE ENTERPRISES INC                DEFINED        1              100
BANK OF AMERICA                       DEFINED        1          104,000
BARD CR                               DEFINED        1          123,800
BECTON DICKINSON                      DEFINED        1          191,500
BRISTOL MYERS SQUIBB                  DEFINED        1          202,100
CAREMARK RX INC                       DEFINED        1          340,000
CHEVRONTEXACO CORP                    DEFINED        1           75,000
CIGNA CORP                            DEFINED        1           70,000
COCA COLA ENTERPRISES                 DEFINED        1          341,400
CONAGRA FOODS                         DEFINED        1          288,000
CONOCOPHILIPS                         DEFINED        1           98,637
CONSTELLATION BRANDS INC              DEFINED        1          254,500
CONSTELLATION ENERGY GRP              DEFINED        1          225,000
COUNTRYWIDE CR INDS INC               DEFINED        1          128,300
DANA CORP                             DEFINED        1          424,400
DEAN FOODS                            DEFINED        1          185,000
DOLLAR TREE STORES INC                DEFINED        1           54,300
EASTMAN KODAK                         DEFINED        1          140,000
EL PASO CORP                          DEFINED        1          410,000
FISHER SCIENTIFIC INTL INC            DEFINED        1          222,300
GALLAGHER ARTHUR J & CO               DEFINED        1          237,700
GENERAL MOTORS                        DEFINED        1           85,000
GEORGIA PACIFIC CORP                  DEFINED        1          267,500
GOODRICH CORP                         DEFINED        1          180,000
HCA-HEALTHCARE CO                     DEFINED        1          150,000
HERCULES INC                          DEFINED        1          323,200
HEWLETT-PACKARD CO                    DEFINED        1          442,000
HONEYWELL INTL INC                    DEFINED        1        2,104,000

HOME DEPOT                           COM        437076102         5220          200,000        SH        N/A
HOUSEHOLD INTL INC                   COM        441815107         4612          162,900        SH        N/A
ITT INDS INC                         COM        450911102         6158           98,800        SH        N/A
INTL FLAVORS&FRANGRANCES             COM        459506101         1701           53,400        SH        N/A
JP MORGAN CHASE                      COM        46625H100         4349          229,000        SH        N/A
JEFFERSON PILOT                      COM        475070108         3400           84,800        SH        N/A
JOHNSON CTLS INC                     COM        478366107         5915           77,000        SH        N/A
KEY CORP                             COM        493267108         6155          246,500        SH        N/A
LOCKHEED MARTIN CORP                 COM        539830109         5885           91,000        SH        N/A
LOCKHEED MARTIN CORP                 COM        577081102          924           51,300        SH        N/A
MATTEL INC                           COM        577081102         5432          301,600        SH        N/A
MAYTAG CORP                          COM        578592107         4418          190,600        SH        N/A
MBNA CORP                            COM        55262L100         6084          331,000        SH        N/A
MERCURY GENERAL CORP                 COM        589400100         6317          147,600        SH        N/A
MOTOROLA INC                         COM        620076109         4123          405,000        SH        N/A
NEWELL RUBBERMAID                    COM        651229106         6544          212,000        SH        N/A
NORFOLK SOUTHERN CORP                COM        655844108         5653          280,000        SH        N/A
ORBITAL SCIENCES                     COM        668074107            4            4,659        SH        N/A
PENTAIR INC                          COM        709631105         6036          162,400        SH        N/A
PHILIP MORRIS INC                    COM        718154107         4423          114,000        SH        N/A
POPULAR INC                          COM        733174106         4882          154,500        SH        N/A
RADIAN GROUP INC                     COM        750236101         4370          133,800        SH        N/A
ROYAL CARIBBEAN CRUISES LT           COM        V7780T103         4617          290,000        SH        N/A
SCHERING-PLOUGH CORP                 COM        806605101         4946          232,000        SH        N/A
SEALED AIR CORP                      COM        812115209         5135          233,400        SH        N/A
SKYWEST INC                          COM        830879102         4133          315,500        SH        N/A
STERIS CORP                          COM        859152100         1300           52,200        SH        N/A
STORAGE TECHNOLOGY CORP              COM        862111200         3499          332,900        SH        N/A
SUPERVALU INC                        COM        868536103         4684          290,000        SH        N/A
TEVA PHARMACEUTICALS                 ADR        881624209         5896           88,000        SH        N/A
TOYS R US INC                        COM        892335100         3390          333,000        SH        N/A
TRANSOCEAN SEDCO                     COM        G90078109         4588          220,600        SH        N/A
TYCO INTL LTD NEW                    COM        902124106          226           16,000        SH        N/A
TYSON FOODS INC                      COM        902494103         2862          246,100        SH        N/A
UNION PAC CORP                       COM        907818108         5440           94,000        SH        N/A
UST INC                              COM        902911106         5058          179,300        SH        N/A
VISHAY INTERTECHNOLOGY               COM        928298108         3413          387,800        SH        N/A
WELLPOINT HEALTH NETWORKS INC        COM        94973H108         6406           87,400        SH        N/A
WESTERN DIGITAL CORP                 COM        958102105         3231          687,400        SH        N/A
ZALE CORP NEW                        COM        988858106         5631          186,700        SH        N/A


HOME DEPOT                            DEFINED        1          200,000
HOUSEHOLD INTL INC                    DEFINED        1          162,900
ITT INDS INC                          DEFINED        1           98,800
INTL FLAVORS&FRANGRANCES              DEFINED        1           53,400
JP MORGAN CHASE                       DEFINED        1          229,000
JEFFERSON PILOT                       DEFINED        1           84,800
JOHNSON CTLS INC                      DEFINED        1           77,000
KEY CORP                              DEFINED        1          246,500
LOCKHEED MARTIN CORP                  DEFINED        1           91,000
LOCKHEED MARTIN CORP                  DEFINED        1           51,300
MATTEL INC                            DEFINED        1          301,600
MAYTAG CORP                           DEFINED        1          190,600
MBNA CORP                             DEFINED        1          331,000
MERCURY GENERAL CORP                  DEFINED        1          147,600
MOTOROLA INC                          DEFINED        1          405,000
NEWELL RUBBERMAID                     DEFINED        1          212,000
NORFOLK SOUTHERN CORP                 DEFINED        1          280,000
ORBITAL SCIENCES                      DEFINED        1            4,659
PENTAIR INC                           DEFINED        1          162,400
PHILIP MORRIS INC                     DEFINED        1          114,000
POPULAR INC                           DEFINED        1          154,500
RADIAN GROUP INC                      DEFINED        1          133,800
ROYAL CARIBBEAN CRUISES LT            DEFINED        1          290,000
SCHERING-PLOUGH CORP                  DEFINED        1          232,000
SEALED AIR CORP                       DEFINED        1          233,400
SKYWEST INC                           DEFINED        1          315,500
STERIS CORP                           DEFINED        1           52,200
STORAGE TECHNOLOGY CORP               DEFINED        1          332,900
SUPERVALU INC                         DEFINED        1          290,000
TEVA PHARMACEUTICALS                  DEFINED        1           88,000
TOYS R US INC                         DEFINED        1          333,000
TRANSOCEAN SEDCO                      DEFINED        1          220,600
TYCO INTL LTD NEW                     DEFINED        1           16,000
TYSON FOODS INC                       DEFINED        1          246,100
UNION PAC CORP                        DEFINED        1           94,000
UST INC                               DEFINED        1          179,300
VISHAY INTERTECHNOLOGY                DEFINED        1          387,800
WELLPOINT HEALTH NETWORKS INC         DEFINED        1           87,400
WESTERN DIGITAL CORP                  DEFINED        1          687,400
ZALE CORP NEW                         DEFINED        1          186,700